ACQUISITION (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017	Mar. 06, 2017	Dec. 31, 2016
Assets
Plant and Equipment	$ 62,208,905	$ 33,963,685		$ 8,261,952
Elmcliffe Investments Inc.
Assets
Land			$ 484,507
Residential Buildings			571,000
Greenhouses and Equipment			4,215,192
Plant and Equipment			2,115,301
Vehicles			114,000
Total of assets at fair value			$ 7,500,000